Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning compensation actually paid to our CEO and to our other NEOs and the relationship between compensation actually paid and certain company performance for the years ended December 31, 2025, 2024,
2023, 2022 and 2021.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (5)	Core FFO per Share (6)
					TSR (4)	Peer Group TSR (4)
	($)	($)	($)	($)	($)	($)	($)	($)

2025	7,535,178	5,678,620	3,712,350	2,384,867	121	138	513,392	1.87

2024	10,350,885	11,436,578	5,255,195	5,754,725	136	134	468,142	1.77

2023	8,077,735	11,292,640	3,255,922	4,459,905	127	123	432,142	1.66

2022	6,482,600	5,063,676	2,965,317	2,058,580	104	108	310,025	1.54

2021	4,592,060	6,624,511	2,551,105	3,919,810	147	143	210,559	1.36

Company Selected Measure Name	Core FFO
Named Executive Officers, Footnote	For 2025, the CEO was Bryan Smith. The other NEOs were Chris Lau and Sara Vogt-Lowell. For each year shown in 2024 and earlier, the CEO was
David Singelyn. For 2024 and 2023, the other NEOs were Bryan Smith, Chris Lau and Sara Vogt-Lowell. For 2022 and 2021, the other NEOs were
Jack Corrigan, Bryan Smith, Chris Lau and Sara Vogt-Lowell.

Peer Group Issuers, Footnote	Reflects the cumulative TSR of the company and the MSCI US REIT Index for the year ended December 31, 2021, the two years ended December
31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 7,535,178	$ 10,350,885	$ 8,077,735	$ 6,482,600	$ 4,592,060
PEO Actually Paid Compensation Amount	$ 5,678,620	11,436,578	11,292,640	5,063,676	6,624,511
Adjustment To PEO Compensation, Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; (v) adding the value of any dividends
(or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year; and (vi) adding, for awards that are granted and vest in the same year, the fair value as of the vesting date. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
CEO

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vested During Year	Plus Dividends on Unvested Awards/Accrued Dividends	Equals CAP
	($)	($)	($)	($)	($)	($)	($)

2025	7,535,178	(5,114,700)	3,972,594	(769,344)	(168,825)	223,717	5,678,620

Non-PEO NEO Average Total Compensation Amount	$ 3,712,350	5,255,195	3,255,922	2,965,317	2,551,105
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,384,867	5,754,725	4,459,905	2,058,580	3,919,810
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock
Awards” and “Option Awards” columns of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (iv) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; (v) adding the value of any dividends
(or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year; and (vi) adding, for awards that are granted and vest in the same year, the fair value as of the vesting date. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.
Other NEOs on Average

Year	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards as of 12/31	Plus Annual Change in Value of Prior Year Awards that Remain Unvested	Plus Change in Value from Prior Year End to Vesting Date for Awards that Vested During Year	Plus Dividends on Unvested Awards/Accrued Dividends	Equals CAP
	($)	($)	($)	($)	($)	($)	($)

2025	3,712,350	(2,092,350)	1,625,143	(966,699)	(129,013)	235,436	2,384,867

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrate the relationship during 2021-2025 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above). The first graph further illustrates the relationship of our cumulative TSR and the cumulative TSR of our constituent companies in the MSCI US REIT Index for the covered years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The following graphs illustrate the relationship during 2021-2025 of the CAP to our CEO and the average CAP to our other NEOs (each as set forth in the table above), to (i) our cumulative TSR, (ii) our GAAP net income, and (iii) our Core FFO per share (in each case as set forth in the table above). The first graph further illustrates the relationship of our cumulative TSR and the cumulative TSR of our constituent companies in the MSCI US REIT Index for the covered years.

Tabular List, Table	Financial Performance Measures. The most important financial performance measures used by the company in setting pay-for-
performance compensation for the most recently completed fiscal year are listed in the table below. The manner in which these measures, together with certain non-financial performance measures, determine the amounts of incentive compensation paid to our
NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures

Core FFO Growth

Relative TSR (compared to the FTSE NAREIT All Equity REITs Index)

Total Shareholder Return Amount	$ 121	136	127	104	147
Peer Group Total Shareholder Return Amount	138	134	123	108	143
Net Income (Loss)	$ 513,392,000	$ 468,142,000	$ 432,142,000	$ 310,025,000	$ 210,559,000
Company Selected Measure Amount	1.87	1.77	1.66	1.54	1.36
PEO Name	Bryan Smith	David Singelyn	David Singelyn	David Singelyn	David Singelyn
Additional 402(v) Disclosure	Amounts in thousands.See Compensation Discussion and Analysis for additional details on Core FFO per share.
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR (compared to the FTSE NAREIT All Equity REITs Index)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,114,700)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,972,594
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(769,344)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,825)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,717
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,092,350)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,625,143
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(966,699)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(129,013)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 235,436